LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As at December 31
(In millions of dollars)	2024	2023

Receivables securitization program	2,000	1,600
US commercial paper program (net of the discount on issuance)	452	150
Non-revolving credit facility borrowings	507	—

Total short-term borrowings	2,959	1,750
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2024 and 2023.

	Year ended December 31, 2024			Year ended December 31, 2023
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			800			—
Repayment of receivables securitization			(400)			(1,000)
Net proceeds received from (repayment of) receivables securitization			400			(1,000)

Proceeds received from US commercial paper	2,009	1.373	2,759	1,803	1.357	2,447
Repayment of US commercial paper	(1,819)	1.371	(2,494)	(1,858)	1.345	(2,499)
Net proceeds received from (repayment of) US commercial paper			265			(52)

Proceeds received from non-revolving credit facilities (Cdn$)			—			375
Proceeds received from non-revolving credit facilities (US$)	2,899	1.378	3,996	2,125	1.349	2,866
Total proceeds received from non-revolving credit facilities			3,996			3,241

Repayment of non-revolving credit facilities (Cdn$)			—			(758)
Repayment of non-revolving credit facilities (US$)	(2,547)	1.383	(3,523)	(2,125)	1.351	(2,870)
Total repayment of non-revolving credit facilities			(3,523)			(3,628)

Net proceeds received from (repayment of) non-revolving credit facilities			473			(387)

Net proceeds received from (repayment of) short-term borrowings			1,138			(1,439)
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2024 and 2023.

	Year ended December 31, 2024			Year ended December 31, 2023
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	113	1.327	150	158	1.354	214
Net proceeds received from (repayment of) US commercial paper	190	n/m	265	(55)	n/m	(52)
Discounts on issuance [1]	11	1.364	15	10	1.400	14
Loss (gain) on foreign exchange [1]			22			(26)

US commercial paper, end of year	314	1.439	452	113	1.327	150
n/m - not meaningful
[1] Included in "finance costs".
Below is a summary of the activity relating to our non-revolving credit facilities for the years ended December 31, 2024 and 2023.

	Years ended December 31
(In millions of dollars)	2024	2023

Non-revolving credit facility, beginning of year	—	371
Net proceeds received from (repayment of) non-revolving credit facilities	473	(387)
Discounts on issuance [1]	—	12
Loss on foreign exchange [1]	34	4

Non-revolving credit facility, end of year	507	—
[1] Included in "finance costs".

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2024	2023

Term loan facility				Floating	1,001	4,286
Canada Infrastructure Bank credit facility	2052			1.000%	64	—
Senior notes	2024		600	4.000%	—	600
Senior notes [1]	2024		500	4.350%	—	500
Senior notes	2025	US	1,000	2.950%	1,439	1,323
Senior notes	2025		1,250	3.100%	1,250	1,250
Senior notes	2025	US	700	3.625%	1,007	926
Senior notes	2026		500	5.650%	500	500
Senior notes	2026	US	500	2.900%	718	661
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes [1]	2027		300	3.800%	300	300
Senior notes	2027	US	1,300	3.200%	1,871	1,719
Senior notes	2028		1,000	5.700%	1,000	1,000
Senior notes [1]	2028		500	4.400%	500	500
Senior notes [1]	2029		500	3.300%	500	500
Senior notes	2029		1,000	3.750%	1,000	1,000
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior notes	2029	US	1,250	5.000%	1,799	—
Senior notes	2030		500	5.800%	500	500
Senior notes [1]	2030		500	2.900%	500	500
Senior notes	2032	US	2,000	3.800%	2,878	2,645
Senior notes	2032		1,000	4.250%	1,000	1,000
Senior debentures [2]	2032	US	200	8.750%	288	265
Senior notes	2033		1,000	5.900%	1,000	1,000
Senior notes	2034	US	1,250	5.300%	1,799	—
Senior notes	2038	US	350	7.500%	504	463
Senior notes	2039		500	6.680%	500	500
Senior notes [1]	2039		1,450	6.750%	1,450	1,450
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2042	US	750	4.500%	1,079	992
Senior notes	2043	US	500	4.500%	719	661
Senior notes	2043	US	650	5.450%	935	860
Senior notes	2044	US	1,050	5.000%	1,511	1,389
Senior notes	2048	US	750	4.300%	1,079	992
Senior notes [1]	2049		300	4.250%	300	300
Senior notes	2049	US	1,250	4.350%	1,799	1,653
Senior notes	2049	US	1,000	3.700%	1,439	1,323
Senior notes	2052	US	2,000	4.550%	2,878	2,645
Senior notes	2052		1,000	5.250%	1,000	1,000
Subordinated notes [3]	2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	2082	US	750	5.250%	1,079	992
					42,886	41,895
Deferred transaction costs and discounts					(951)	(1,040)
Deferred government grant liability					(39)	—
Less current portion					(3,696)	(1,100)

Total long-term debt					38,200	39,755
[1] Senior notes originally issued by Shaw Communications Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2024 and 2023, see note 3.
[2] Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2024 and 2023.
[3] The subordinated notes can be redeemed at par on the five-year anniversary from issuance dates of December 2021 and February 2022 or on any subsequent interest payment date.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2024 and 2023.

	Year ended December 31, 2024			Year ended December 31, 2023
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			64			—
Credit facility borrowings (US$)	—	—	—	220	1.368	301
Credit facility repayments (US$)	—	—	—	(220)	1.336	(294)
Net borrowings under credit facilities			64			7

Term loan facility net borrowings (US$) [1]	8	n/m	18	4,506	1.350	6,082
Term loan facility net repayments (US$)	(2,553)	1.352	(3,452)	(1,265)	1.340	(1,695)
Net repayments under term loan facility			(3,434)			4,387

Senior note issuances (Cdn$)			—			3,000
Senior note issuances (US$)	2,500	1.347	3,367	—	—	—
Total senior note issuances			3,367			3,000

Senior note repayments (Cdn$)			(1,100)			(500)
Senior note repayments (US$)	—	—	—	(1,350)	1.373	(1,854)
Total senior note repayments			(1,100)			(2,354)

Net issuance of senior notes			2,267			646

Net (repayment) issuance of long-term debt			(1,103)			5,040
[1] Borrowings under our term loan facility mature and are reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Long-term debt, beginning of year		40,855	31,733
Net (repayment) issuance of long-term debt		(1,103)	5,040
Long-term debt assumed	3	—	4,526
Increase in government grant liability related to Canada Infrastructure Bank facility		(39)	—
Loss (gain) on foreign exchange		2,094	(549)
Deferred transaction costs incurred		(52)	(31)
Amortization of deferred transaction costs		141	136

Long-term debt, end of year		41,896	40,855

Current		3,696	1,100
Long-term		38,200	39,755

Long-term debt, end of year		41,896	40,855
Below is a summary of the senior notes we issued in 2024 and 2023.

(In millions of dollars, except interest rates and discounts)					Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate

2024 issuances
February 9, 2024	US	1,250	2029	5.000%	99.714%	1,684	20
February 9, 2024	US	1,250	2034	5.300%	99.119%	1,683	30

2023 issuances
September 21, 2023		500	2026	5.650%	99.853%	500	3
September 21, 2023		1,000	2028	5.700%	99.871%	1,000	8
September 21, 2023		500	2030	5.800%	99.932%	500	4
September 21, 2023		1,000	2033	5.900%	99.441%	1,000	12
[1]    Gross proceeds before transaction costs, discounts, and premiums.
[2]    Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2024 and 2023.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on their respective five-year anniversaries.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on their respective five-year anniversaries.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2024.

(In millions of dollars)
2025	3,696
2026	4,220
2027	4,750
2028	1,500
2029	4,299
Thereafter	24,421
Total long-term debt	42,886
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2024.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	190	206	109	—	505
Purchase obligations [2]	635	781	494	924	2,834
Program rights [3]	856	921	586	1,082	3,445

Total commitments	1,681	1,908	1,189	2,006	6,784
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for periods in excess of one year at contract inception.